FINANCIAL EXPENSES - Tabular disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL EXPENSES
Interest on long-term debt	$ 303.9	$ 296.4	$ 298.2
Amortization of financing costs	7.9	8.0	7.9
Interest on lease liabilities1	10.5	10.3	10.3
Interest on net defined benefit liability	8.5	7.3	6.8
Gain on foreign currency translation of short-term monetary items	(1.0)	(1.7)	(2.2)
Interest from the parent corporation2		(41.8)	(35.8)
Other	(3.9)	(0.7)	(2.3)
Total financial expenses	$ 325.9	$ 277.8	$ 282.9